Financial Instruments - Fair values and risk management (Details 7) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Profit loss increased by 10%	₩ 92,106	₩ 262,870
Profit loss decreased by 10%	(92,106)	(262,870)
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Profit loss increased by 10%	33,485	8,078
Profit loss decreased by 10%	(33,485)	(8,078)
Japan, Yen
IfrsStatementLineItems [Line Items]
Profit loss increased by 10%	53,563	250,752
Profit loss decreased by 10%	(53,563)	(250,752)
China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Profit loss increased by 10%	4,822	3,172
Profit loss decreased by 10%	(4,822)	(3,172)
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Profit loss increased by 10%		8
Profit loss decreased by 10%		(8)
Singapore, Dollars
IfrsStatementLineItems [Line Items]
Profit loss increased by 10%		114
Profit loss decreased by 10%		(114)
Malaysia, Ringgits
IfrsStatementLineItems [Line Items]
Profit loss increased by 10%	60	353
Profit loss decreased by 10%	(60)	(353)
Philippines, Pesos
IfrsStatementLineItems [Line Items]
Profit loss increased by 10%		2
Profit loss decreased by 10%		(2)
Thailand, Baht
IfrsStatementLineItems [Line Items]
Profit loss increased by 10%	176	391
Profit loss decreased by 10%	₩ (176)	₩ (391)